UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 North Nebraska Avenue, Tampa, FL  33614
 (Address of principal executive offices) (Zip code)

M. Brent Wertz
5502 North Nebraska Avenue, Tampa, FL  33614
(Name and address of agent for service)

813-238-4800
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2014

Date of reporting period:  03/31/2014

Item 1. Schedule of Investments.

The CORE Fund
Schedule of Investments
March 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value
FOREIGN GOVERNMENT AGENCY ISSUES - 1.55%
AID- Israel, 0.00%, 08/15/2015 (d)(e)	$2,400,000	$2,384,131
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,374,326)		2,384,131

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 60.65%
FHLB - 3.90%
0.00%, 04/24/2024 (a)(b)	1,000,000	1,000,000
0.148%, 01/17/2017 (a)	3,000,000	2,994,810
0.493%, 06/11/2015 (a)	2,000,000	2,009,738
		6,004,548
FHLMC - 16.81%
1.000%, 11/15/2016	515,000	516,120
1.000%, 09/27/2017	2,000,000	1,977,366
1.000%, 05/14/2018	2,000,000	1,958,312
1.000%, 11/26/2018	1,500,000	1,501,190
1.200%, 06/06/2017	1,000,000	1,001,338
5.680%, 02/03/2027	2,000,000	2,228,392
Pool E01489, 4.500%, 11/01/2018	302,251	320,198
Pool T6-9024, 4.500%, 06/01/2042	407,788	430,023
Pool N3-1477, 5.000%, 01/01/2038	347,199	374,113
Series 3960, 0.505%, 08/15/2040 (a)	1,114,470	1,112,101
Series 4057, 0.605%, 06/15/2042 (a)	1,578,276	1,576,374
Series 4165, 1.500%, 02/15/2028	883,056	844,538
Series 4170, 1.625%, 02/15/2028	1,327,667	1,280,513
Series 3726, 2.000%, 08/15/2020	1,612,440	1,639,535
Series 4050, 2.000%, 05/15/2041	708,013	659,520
Series 4171, 2.000%, 06/15/2042	940,839	914,453
Series 4088, 2.500%, 12/15/2040	1,779,308	1,809,802
Series 3726, 2.750%, 04/15/2025	839,110	862,182
Series 4001, 3.000%, 02/15/2027	933,544	952,383
Series 3766, 3.500%, 11/15/2024	1,543,279	1,613,129
Series 3789, 3.500%, 07/15/2028	765,520	793,849
Series 3499, 4.500%, 08/15/2036	219,427	227,726
Series 3828, 4.500%, 03/15/2041	868,059	901,520
Series 3349, 6.000%, 09/15/2036	354,967	378,358
		25,873,035
FNMA - 29.88%
0.600%, 11/14/2017	5,000,000	5,002,695
0.700%, 08/22/2017	600,000	597,788
0.700%, 01/30/2018	3,000,000	2,988,384
0.700%, 11/27/2018	1,000,000	1,000,945
0.750%, 09/26/2017	1,000,000	1,001,570
1.000%, 09/27/2017	1,000,000	999,858
1.000%, 11/27/2017	2,000,000	1,990,694
1.000%, 08/21/2018	2,000,000	1,973,598

	Principal	Fair
FNMA - 29.88% Continued	Amount	Value
1.050%, 08/28/2017	3,000,000	2,981,031
1.250%, 09/27/2018	3,000,000	2,951,508
1.330%, 10/24/2019	2,500,000	2,392,522
3.090%, 09/01/2016	500,000	515,154
6.000%, 04/18/2036 (b)	8,150,000	8,987,412
Pool 843024, 1.910%, 09/01/2035 (a)	251,545	263,715
Pool 826046, 2.229%, 07/01/2035 (a)	337,390	360,064
Pool 802854, 2.323%, 12/01/2034 (a)	242,022	255,648
Pool 851297, 2.457%, 09/01/2035 (a)	256,804	271,230
Pool AQ6703, 2.500%, 11/01/2022	1,566,607	1,607,487
Pool AI5924, 4.500%, 07/01/2041	603,056	636,848
Pool AA3303, 5.500%, 06/01/2038	314,876	350,118
Series 2012-131, 0.506%, 09/25/2042 (a)	1,390,709	1,386,355
Series 2013-6, 1.500%, 01/25/2043	844,923	796,464
Series 2012-145, 2.000%, 01/25/2033	919,115	878,106
Series 2011-33, 3.000%, 02/25/2038	684,385	702,238
Series 2011-49, 3.500%, 12/25/2028	1,160,493	1,215,397
Series 2010-149, 3.500%, 11/25/2040	1,350,819	1,412,670
Series 2010-19, 4.000%, 02/25/2039	613,349	638,238
Series 2010-15, 4.000%, 03/25/2039	439,492	455,645
Series 2003-74, 4.500%, 08/25/2018	881,608	930,002
Series 2004-28, 4.500%, 01/25/2034	408,906	439,062
		45,982,446
GNMA - 10.06%
Pool 80965, 1.625%, 07/20/2034 (a)	232,026	241,327
Pool 82212, 2.000%, 11/20/2038 (a)	374,408	390,701
Pool 686743, 5.500%, 05/20/2038	449,477	496,622
Series 2013-99, 0.455%, 07/20/2043 (a)	1,713,268	1,706,175
Series 2012-13, 0.457%, 07/20/2038 (a)	813,593	812,898
Series 2010-125, 0.507%, 06/20/2040 (a)	1,716,810	1,719,198
Series 2013-188, 0.607%, 03/20/2043 (a)	986,943	989,894
Series 2010-112, 2.000%, 03/16/2035	1,251,332	1,266,962
Series 2010-50, 2.500%, 12/20/2038	1,517,311	1,555,970
Series 2010-113, 2.500%, 02/16/2040	626,365	635,926
Series 2011-52, 3.000%, 05/16/2039	594,609	615,199
Series 2011-75, 3.500%, 05/16/2041	548,807	573,614
Series 2009-74, 4.000%, 05/20/2039	467,587	489,950
Series 2009-104, 4.250%, 07/20/2036	266,188	276,455
Series 2008-6, 4.250%, 09/20/2037	340,093	355,696
Series 2010-14, 4.500%, 02/16/2040	547,143	589,907
Series 2010-61, 5.000%, 05/20/2021	1,775,039	1,915,261
Series 2003-97, 5.000%, 05/20/2033	792,818	855,738
		15,487,493
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $93,446,107)		93,347,522

U.S. TREASURY OBLIGATIONS - 14.51%
U.S. Treasury Note
1.500%, 12/31/2018	20,000,000	19,850,780
1.500%, 2/28/2019	2,500,000	2,475,195
Total U.S. TREASURY OBLIGATIONS (Cost $22,288,925)		22,325,975

	Principal	Fair
	Amount/Shares	Value
SHORT-TERM INVESTMENTS - 22.53%
MONEY MARKET FUNDS - 5.56%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.04% (c)	8,558,631	8,558,631
TOTAL MONEY MARKET FUNDS (Cost $8,558,631)

COMMERCIAL PAPER - 15.83%
Abbey National North America, LLC, 0.16%, 04/08/2014	2,050,000	2,049,936
Delmarva Power & Light Co., 0.20%, 04/01/2014	4,000,000	4,000,000
Florida Power & Light Co., 0.11%, 04/03/2014	4,000,000	3,999,976
Florida Power & Light Co., 0.10%, 04/01/2014	3,184,000	3,184,000
Nextera Energy Cap Holdings, Inc., 0.24%, 04/08/2014	1,130,000	1,129,947
Northern Il Gas Corp., 0.15%, 04/01/2014	4,000,000	4,000,000
Orange & Rockland Inc., 0.18%, 04/03/2014	6,000,000	5,999,940
TOTAL COMMERCIAL PAPER (Cost $24,363,799)		24,363,799

CERTIFICATES OF DEPOSIT - 1.14%
Bank of Baroda, 2.15%, 11/13/2018	250,000	250,493
BMW Bank North America, 0.75%, 9/22/2014	250,000	250,580
CIT Bank, 2.15%, 11/14/2018	250,000	251,028
Discover Bank, 1.65%, 8/29/2017	250,000	252,151
Doral Bank, 0.50%, 7/31/2014	250,000	250,150
Firstbank Puerto Rico, 0.80%, 11/3/2014	250,000	250,701
State Bank of India/NY, 0.75%, 1/26/2015	250,000	250,482
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,750,000)		1,755,585
TOTAL SHORT-TERM INVESTMENTS (Cost $34,672,430)		34,678,015

Total Investments (Cost $152,781,788) - 99.24%		152,735,643
Other Assets in Excess of Liabilities - 0.76%		1,167,443
TOTAL NET ASSETS - 100.00%		$153,903,086

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2014.
(b)	Securities for which market quotations are not readily available are valued at fair value determined by the
Adviser and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at March 31, 2014 is $9,987,412, which represents 6.49% of total net assets.
(c) The rate listed is the fund's 7-day yield as of March 31, 2014.
(d) Zero coupon bond guaranteed by U.S. Government.
(e) Non-income producing.

The following information for the Fund is presented on an income tax basis as of March 31, 2014*:
Cost of Investments	$152,781,788
Gross Unrealized Appreciation	781,527
Gross Unrealized Depreciation	(827,672)
Net Unrealized Gain/(Loss)	$(46,145)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

THE CORE FUND
Schedule of Short Futures Contracts
March 31, 2014 (Unaudited)

Number		Unrealized
of Contracts		Appreciation

256	U.S. Treasury 10-Year Note Futures Contract	$176,900
	Expiring June 2014 (Underlying Face Amount at Fair Value $31,616,000)
353	U.S. Treasury 5-Year Note Futures Contract	321,099
	Expiring June 2014 (Underlying Face Amount at Fair Value $41,990,453)
		$497,999
As of March 31, 2014, margin deposits of $695,300 have been pledged in connection with open short futures contracts.

Summary of Fair Value Exposure at March 31, 2014 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than the quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using prices furnished by a pricing service. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. U.S. government and agency securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities. In cases were the Advisor has decided that the price provided by the pricing service does not accurately reflect fair value, the Adviser will value
U.S. government and agency obligations based on a methodology which incorporates the security's yield based on its stated call date, estimated weighted average life of the security, and the yields of newly issued securities with similar terms and maturity dates relative to the security's call provisions. The significant unobservable inputs used in the fair value measurement of Agency issued debt are yield spreads of Agency issued debt to U.S.
government securities (in the absence of trading volume in such Agency issued securities). The fair value measure applies a yield-to-maturity or yield-to-call to Agency issued debt at a spread to comparable maturing Treasuries. A significant increase (decrease) in the yield spread of Agency issued debt over Treasury issued debt would result in a decrease (increase) in the fair value measure. Securities priced using these methodologies have generally been categorized as Level 3.

Asset Backed Securities - The fair value of asset backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The
Adviser also considers additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances in developing its estimate of fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Open-End Mutual Funds - Investments in open-end mutual funds, including money market funds, are generally valued at their net asset value per share provided by the service agent of the Fund and would be categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Demand Notes, Commercial Paper and Certificates of Deposit - Short-term demand notes and certificates of deposit maturing within 60 days or less are stated
at amortized cost, which approximates fair value, or using prices furnished by a pricing service using market inputs if their maturity is greater than 60 days.
To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Derivative Instruments - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The Fund’s securities are generally valued utilizing an independent pricing service. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board.

Regardless of the method employed to value a particular security, all valuations are subject to review by the Fund’s Board of Trustees or its designee. In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on a (i) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (ii) yield to maturity with respect to debt issues, or a combination of these and other methods. To the extent that valuation of these securities is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. Fair value pricing models are reviewed monthly. The outcomes of the pricing models are compared to significant observable market activity, if any exists, and to market valuations of any similar newly issued securities. Market resources are continually monitored to evaluate unobservable inputs such as general market commentary from financial institutions, commentary and reports from credit rating agencies and the financial reporting from issuers.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Foreign Government Agency Issues (a)	$-	$2,384,131	$-	$2,384,131

U.S. Government & Agency Obligations (b)	-	84,360,110	8,987,412	93,347,522

U.S. Treasury Obligations	-	22,325,975	-	22,325,975

Money Market Funds	8,558,631	-	-	8,558,631
	-
Commercial Paper	-	24,363,799	-	24,363,799
	-
Certificates of Deposit	-	1,755,585	-	1,755,585

Total	$8,558,631	$135,189,600	$8,987,412	$152,735,643

Other Financial Instruments (c)
Short Futures Contracts	$497,999	$-	$-	$497,999

(a) Zero coupon bond guaranteed by U.S. Government.
(b) Refer to Schedule of Investments for further classifications of U.S. Government & Agency Obligations and Short-Term Investments.
(c) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

There were no transfers into or out of Level 1 during the period.

Level 2 Reconciliation Disclosure			U.S. Government &
The following amounts were transfers in/(out) of Level 2 assets:			Agency Obligations

Transfers into Level 2			$1,674,570
Transfers out of Level 2			-
Net transfers in and/or (out) of Level 2			$1,674,570

Transfers into Level 2 from Level 3 were the result of securities which were valued utilizing the Adviser's model which are currently being priced by an independent third party service provider using observable inputs.
There were no transfers made into Level 3 from Level 2 because securities which were priced by an independent third party service provider using observable inputs are currently being manually priced utilizing the Adviser's model.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	U.S. Government & Agency Obligations	Total Investments in Securities
Balance as of December 31, 2013	$12,203,565	$12,203,565
Accretion/(Amortization)	(12,583)	(12,583)
Realized gain (loss)	(91,430)	(91,430)
Change in unrealized appreciation (depreciation)	18,322	18,322
Purchases	-	-
(Sales)	(1,455,892)	(1,455,892)
Transfers into Level 3	-	-
Transfers out of Level 3	(1,674,570)	(1,674,570)
Balance as of March 31, 2014	$8,987,412	$8,987,412

Change in unrealized appreciation (depreciation) during the period of Level 3 investments
held at March 31, 2014.			$(67,676)

Transfers between levels are recognized as of the end of the reporting period.

Significant Unobservable Inputs
Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of March 31, 2014, are as follows:

Description	Fair Value at 3/31/14	Valuation Techniques		Unobservable Input	Range (Weighted Avg.)
U.S. Government & Agency Obligations	$8,987,412	Yield spreads		Yield Spreads	0.10% - 1.30%	(0.70%)

Derivatives at March 31, 2014 (Unaudited)
The Adviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as futures), and options on futures contracts, to hedge the portfolio from interest rate risk. The Adviser uses instruments to extend the Fund's duration when interest rates are expected to decline or reduce the Fund's duration when interest rates are expected to rise. The main purpose of utilizing these derivative instruments is to reduce the volatility of the Fund's NAV.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging
("ASC 815"). ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.)
is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

The average monthly notional amount of short futures contracts during the three months ended March 31, 2014 was $67,961,135.

Transactions in written options contracts for the period ended March 31, 2014, are as follows:
			Number of	Premiums
			Contracts	Received
Outstanding at December 31, 2013			-	$-
Options written			100	4,405
Options closed			(100)	(4,405)
Options expired			-	-
Options exercised			-	-
Outstanding at March 31, 2014			-	$-

Values of Derivative Instruments as of March 31, 2014:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815 Location		Fair Value	Location	Fair Value
Interest Rate Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$497,999	N/A	$-
Total		$497,999		$-
*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Short Futures Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  WY Funds

By (Signature and Title) /s/M. Brent Wertz
                                           M. Brent Wertz, President/Principal Executive Officer

Date   5/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/M. Brent Wertz
                                           M. Brent Wertz, President/Principal Executive Officer and Treasurer/Principal Financial Officer

Date 5/22/2014